Insurance Payables (Details) - Schedule of insurance payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Insurance Payables Abstract
Payables due to insurance companies and intermediaries	$ 8,746	$ 5,004
Reinsurers – amounts due in respect of ceded premium	78,066	84,515
Insurance payables	$ 86,812	$ 89,519